UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21745
Investment Company Act File Number
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.8%

Security	Shares	Value
Aerospace & Defense — 1.2%
European Aeronautic Defence & Space Co.(1)	56,122	$1,634,529
General Dynamics Corp.	33,624	2,574,254
Honeywell International, Inc.	59,872	3,574,957
Raytheon Co.	74,944	3,812,401
Rockwell Collins, Inc.	25,533	1,655,304
Rolls-Royce Group PLC(1)	272,487	2,701,862
Textron, Inc.	29,211	800,089

		$16,753,396

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	56,332	$4,175,891
Deutsche Post AG	82,457	1,482,021
Expeditors International of Washington, Inc.	73,976	3,709,156

		$9,367,068

Airlines — 0.1%
International Consolidated Airlines Group SA(1)	483,403	$1,760,327

		$1,760,327

Auto Components — 0.6%
Aisin Seiki Co., Ltd.	10,200	$354,564
Compagnie Generale des Etablissements Michelin	26,277	2,216,426
Cooper Tire & Rubber Co.	23,193	597,220
Dana Holding Corp.(1)	28,066	488,068
Denso Corp.	60,300	2,005,271
Goodyear Tire & Rubber Co. (The)(1)	31,887	477,667
Johnson Controls, Inc.	63,322	2,632,296
Toyota Boshoku Corp.	11,900	171,311
Toyota Industries Corp.	8,600	260,391

		$9,203,214

Automobiles — 1.3%
Daimler AG(1)	132,059	$9,305,199
Ford Motor Co.(1)	75,528	1,126,122
Honda Motor Co., Ltd.	103,900	3,860,260
Isuzu Motors, Ltd.	116,000	460,173
Mazda Motor Corp.	115,000	253,408
Suzuki Motor Corp.	52,800	1,180,113
Toyota Motor Corp.	50,407	2,000,364
Yamaha Motor Co., Ltd.(1)	18,800	327,344

		$18,512,983

Beverages — 1.3%
Carlsberg A/S, Class B	8,450	$908,659
Coca-Cola Co. (The)	82,128	5,449,193
Coca-Cola West Co., Ltd.	26,200	499,108
Constellation Brands, Inc., Class A(1)	33,994	689,398
Heineken Holding NV	24,773	1,189,642
Heineken NV	30,199	1,649,062
Kirin Holdings Co., Ltd.	90,000	1,181,102
PepsiCo, Inc.	77,079	4,964,658
Pernod-Ricard SA	15,528	1,449,845
Sapporo Holdings, Ltd.	128,000	477,640

		$18,458,307

Security	Shares	Value
Biotechnology — 2.0%
Amgen, Inc.(1)	146,962	$7,855,119
Biogen Idec, Inc.(1)	65,997	4,843,520
BioMarin Pharmaceutical, Inc.(1)	19,589	492,272
Celgene Corp.(1)	124,687	7,173,243
Gilead Sciences, Inc.(1)	169,876	7,209,537
Regeneron Pharmaceuticals, Inc.(1)	23,758	1,067,684

		$28,641,375

Building Products — 0.3%
Asahi Glass Co., Ltd.	76,776	$965,945
Daikin Industries, Ltd.	63,300	1,893,549
Masco Corp.	59,062	822,143

		$3,681,637

Capital Markets — 1.9%
Affiliated Managers Group, Inc.(1)	5,077	$555,271
Artio Global Investors, Inc.	28,136	454,678
Bank of New York Mellon Corp. (The)	54,215	1,619,402
Charles Schwab Corp. (The)	66,662	1,201,916
Deutsche Bank AG	134,582	7,890,774
Duff & Phelps Corp., Class A	30,762	491,577
Franklin Resources, Inc.	19,250	2,407,790
GAM Holding Ltd.(1)	58,376	1,107,611
Goldman Sachs Group, Inc. (The)	20,456	3,241,662
ICAP PLC	178,286	1,508,817
Julius Baer Group, Ltd.	76,144	3,296,538
Man Group PLC	355,866	1,402,258
Matsui Securities Co., Ltd.	66,800	363,380
Mediobanca SpA	87,467	893,364
Mizuho Securities Co., Ltd.(1)	105,000	279,287
SBI Holdings, Inc.(1)	1,116	140,305
State Street Corp.	11,567	519,821

		$27,374,451

Chemicals — 2.1%
Air Products and Chemicals, Inc.	37,115	$3,347,031
Akzo Nobel NV	18,556	1,276,894
BASF SE	66,034	5,699,723
Daicel Chemical Industries, Ltd.	51,000	314,786
Dow Chemical Co. (The)	75,839	2,862,922
Eastman Chemical Co.	11,375	1,129,765
Hitachi Chemical Co., Ltd.	16,800	342,206
Johnson Matthey PLC	85,911	2,561,253
Kaneka Corp.	57,000	397,934
Linde AG	19,853	3,134,431
Mitsubishi Gas Chemical Co., Inc.	55,000	394,306
Monsanto Co.	29,335	2,119,747
Nitto Denko Corp.	5,900	312,629
Shin-Etsu Chemical Co., Ltd.	58,200	2,896,633
Showa Denko KK	236,000	474,723
Sumitomo Chemical Co., Ltd.	160,000	799,378
Toray Industries, Inc.	56,000	406,518
Tosoh Corp.	173,000	622,364
Wacker Chemie AG	2,699	604,608

		$29,697,851

Commercial Banks — 6.0%
Banco Popolare SC	182,477	$543,878
Banco Santander SA	1,132,101	13,204,835
Barclays PLC	1,085,798	4,875,182
BNP Paribas	130,141	9,513,912
Fifth Third Bancorp	152,511	2,116,853

Security	Shares	Value
Gunma Bank, Ltd. (The)	106,000	$562,130
Hachijuni Bank, Ltd. (The)	89,000	512,585
Hiroshima Bank, Ltd. (The)	87,000	377,670
HSBC Holdings PLC	1,235,349	12,760,039
IBERIABANK Corp.	13,247	796,542
Intesa Sanpaolo SpA	1,486,339	4,384,824
Lloyds Banking Group PLC(1)	3,975,334	3,693,888
Mizuho Financial Group, Inc.	401,941	663,239
Natixis(1)	165,993	937,349
PNC Financial Services Group, Inc.	37,644	2,371,195
Regions Financial Corp.	114,022	827,800
Shinsei Bank, Ltd.	390,000	459,576
Societe Generale	111,185	7,221,936
Standard Chartered PLC	220,000	5,706,550
Sterling Bancshares, Inc.	108,059	930,388
Sumitomo Mitsui Financial Group, Inc.	13,208	409,782
UniCredit SpA	2,422,488	5,971,059
Wells Fargo & Co.	245,542	7,783,681

		$86,624,893

Commercial Services & Supplies — 0.7%
Avery Dennison Corp.	23,372	$980,689
SECOM Co., Ltd.	60,200	2,799,186
Serco Group PLC	156,826	1,403,772
Waste Management, Inc.	114,399	4,271,659

		$9,455,306

Communications Equipment — 3.1%
Alcatel-Lucent(1)	295,793	$1,705,396
Brocade Communications Systems, Inc.(1)	67,859	417,333
Cisco Systems, Inc.	600,796	10,303,651
Nokia Oyj	612,107	5,211,622
QUALCOMM, Inc.	393,928	21,599,072
Research In Motion, Ltd.(1)	92,426	5,228,539

		$44,465,613

Computers & Peripherals — 6.5%
Apple, Inc.(1)	239,006	$83,281,641
Dell, Inc.(1)	305,333	4,430,382
Hewlett-Packard Co.	122,878	5,034,312
NEC Corp.(1)	258,000	560,531

		$93,306,866

Construction & Engineering — 0.4%
Bouygues SA	19,011	$912,571
Chiyoda Corp.	69,000	631,942
Ferrovial SA	95,985	1,203,303
Fluor Corp.	9,129	672,442
Hochtief AG	11,977	1,286,424
JGC Corp.	71,000	1,656,871

		$6,363,553

Construction Materials — 0.2%
Imerys SA	22,993	$1,686,422
Lafarge SA	22,039	1,373,701
Vulcan Materials Co.	10,264	468,038

		$3,528,161

Consumer Finance — 0.3%
American Express Co.	45,990	$2,078,748
Credit Saison Co., Ltd.	51,200	826,181
SLM Corp.(1)	50,603	774,226

		$3,679,155

Security	Shares	Value
Containers & Packaging — 0.1%
Sealed Air Corp.	14,782	$394,088
Toyo Seikan Kaisha, Ltd.	68,100	1,114,878

		$1,508,966

Distributors — 0.3%
Canon Marketing Japan, Inc.	14,600	$181,770
Genuine Parts Co.	56,294	3,019,610
LKQ Corp.(1)	34,742	837,282

		$4,038,662

Diversified Financial Services — 1.7%
Bank of America Corp.	469,938	$6,264,273
Citigroup, Inc.(1)	830,235	3,669,639
CME Group, Inc.	1,702	513,238
Compagnie Nationale a Portefeuille	17,116	1,180,497
Criteria Caixacorp SA	267,829	1,888,782
Deutsche Boerse AG	36,045	2,728,785
JPMorgan Chase & Co.	154,746	7,133,791
Moody’s Corp.	18,539	628,657
ORIX Corp.	4,130	387,119

		$24,394,781

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	258,166	$7,899,880
Deutsche Telekom AG	325,887	5,040,934
France Telecom SA	222,265	4,990,660
Frontier Communications Corp.	295,887	2,432,191
Telefonica SA	512,662	12,859,958
Verizon Communications, Inc.	161,847	6,237,583
Windstream Corp.	133,199	1,714,271

		$41,175,477

Electric Utilities — 1.7%
Duke Energy Corp.	144,296	$2,618,972
E.ON AG	274,138	8,336,292
EDF SA	41,600	1,724,033
Edison International	51,169	1,872,274
Enel SpA	692,425	4,362,113
Hokkaido Electric Power Co., Inc.	13,500	262,247
Iberdrola SA	494,257	4,297,928
Kyushu Electric Power Co., Inc.	7,400	144,710
Shikoku Electric Power Co., Inc.	8,200	223,177

		$23,841,746

Electrical Equipment — 0.9%
ABB, Ltd.(1)	334,273	$8,026,881
Cooper Industries PLC, Class A	21,762	1,412,354
Fujikura, Ltd.	87,000	421,409
GS Yuasa Corp.	82,000	545,943
Legrand SA	47,726	1,985,287
Mabuchi Motor Co., Ltd.	5,000	238,126

		$12,630,000

Electronic Equipment, Instruments & Components — 0.9%
Alps Electric Co., Ltd.	82,200	$788,187
Corning, Inc.	39,985	824,891
Keyence Corp.	1,110	283,363
Kyocera Corp.	53,734	5,445,806
Nippon Electric Glass Co., Ltd.	96,000	1,360,547
Omron Corp.	16,500	464,515

Security	Shares	Value
TDK Corp.	54,600	$3,229,093
Yaskawa Electric Corp.	27,000	320,039

		$12,716,441

Energy Equipment & Services — 1.0%
CGGVeritas(1)	31,600	$1,143,426
Halliburton Co.	123,425	6,151,502
Schlumberger, Ltd.	62,861	5,862,417
Technip SA	9,124	972,782

		$14,130,127

Food & Staples Retailing — 1.8%
Casino Guichard-Perrachon SA	11,211	$1,061,339
CVS Caremark Corp.	172,603	5,923,735
Delhaize Group SA	27,344	2,227,624
Koninklijke Ahold NV	134,328	1,801,485
Kroger Co. (The)	47,687	1,143,057
Metro AG	26,403	1,798,333
Safeway, Inc.	20,063	472,283
Seven & i Holdings Co., Ltd.	69,200	1,762,769
Sysco Corp.	78,426	2,172,400
UNY Co., Ltd.	64,000	593,923
Wal-Mart Stores, Inc.	133,551	6,951,330

		$25,908,278

Food Products — 2.6%
Campbell Soup Co.	17,968	$594,921
ConAgra Foods, Inc.	77,043	1,829,771
Green Mountain Coffee Roasters, Inc.(1)	12,869	831,466
H.J. Heinz Co.	47,559	2,321,830
Kraft Foods, Inc., Class A	88,500	2,775,360
Nestle SA	367,642	21,053,051
Nissin Foods Holdings Co., Ltd.	11,700	411,958
Parmalat SpA	161,950	541,932
Toyo Suisan Kaisha, Ltd.	15,000	325,694
Unilever NV	203,126	6,364,463
Yakult Honsha Co., Ltd.	19,700	504,085

		$37,554,531

Gas Utilities — 0.1%
Gas Natural SDG SA	45,614	$856,534
Snam Rete Gas SpA	175,073	983,482

		$1,840,016

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(1)	216,231	$1,554,701
Covidien PLC	51,806	2,690,804
Edwards Lifesciences Corp.(1)	5,485	477,195
Hologic, Inc.(1)	76,941	1,708,090
Immucor, Inc.(1)	15,993	316,342
Medtronic, Inc.	47,166	1,855,982
Nobel Biocare Holding AG(1)	39,100	809,616
Olympus Corp.	60,000	1,670,892
Terumo Corp.	54,000	2,845,098

		$13,928,720

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	43,561	$1,723,273
DaVita, Inc.(1)	17,678	1,511,646
Laboratory Corp. of America Holdings(1)	16,119	1,485,044
Lincare Holdings, Inc.	57,193	1,696,344
McKesson Corp.	22,301	1,762,894
Medco Health Solutions, Inc.(1)	28,789	1,616,790

Security	Shares	Value
UnitedHealth Group, Inc.	64,272	$2,905,094
VCA Antech, Inc.(1)	69,119	1,740,417

		$14,441,502

Hotels, Restaurants & Leisure — 1.4%
Accor SA	26,214	$1,178,026
Bally Technologies, Inc.(1)	11,183	423,276
Carnival Corp.	69,217	2,655,164
International Game Technology	42,344	687,243
Marriott International, Inc., Class A	38,496	1,369,688
McDonald’s Corp.	87,419	6,651,712
Wynn Resorts, Ltd.	27,627	3,515,536
Yum! Brands, Inc.	83,058	4,267,520

		$20,748,165

Household Durables — 0.5%
Casio Computer Co., Ltd.	85,000	$672,346
Ryland Group, Inc.	18,520	294,468
Sanyo Electric Co., Ltd.(1)	170,000	237,076
Sekisui Chemical Co., Ltd.	61,000	476,598
Sony Corp.	57,600	1,837,212
Stanley Black & Decker, Inc.	45,820	3,509,812
Whirlpool Corp.	9,068	774,045

		$7,801,557

Household Products — 0.8%
Clorox Co. (The)	20,211	$1,416,185
Colgate-Palmolive Co.	3,997	322,798
Henkel AG & Co. KgaA, PFC Shares	20,000	1,237,928
Kimberly-Clark Corp.	23,485	1,532,866
Procter & Gamble Co.	78,880	4,859,008
Reckitt Benckiser Group PLC	30,271	1,553,822
Uni-Charm Corp.	12,400	451,380

		$11,373,987

Industrial Conglomerates — 2.1%
3M Co.	53,517	$5,003,839
General Electric Co.	372,123	7,461,066
Hankyu Hanshin Holdings, Inc.	38,128	175,967
Siemens AG	126,201	17,262,839

		$29,903,711

Insurance — 3.8%
ACE, Ltd.	25,406	$1,643,768
Aflac, Inc.	17,276	911,827
Allianz SE	66,135	9,260,590
American International Group, Inc.(1)	7,978	280,347
AON Corp.	3,503	185,519
AXA SA	297,994	6,226,309
Berkshire Hathaway, Inc., Class B(1)	21,563	1,803,314
Chubb Corp.	4,667	286,134
Cincinnati Financial Corp.	95,829	3,143,191
CNP Assurances	56,816	1,205,845
Delta Lloyd NV	38,000	1,010,790
Genworth Financial, Inc., Class A(1)	46,638	627,747
HCC Insurance Holdings, Inc.	54,556	1,708,148
Mapfre SA	247,314	931,630
Marsh & McLennan Cos., Inc.	94,701	2,823,037
MetLife, Inc.	107,541	4,810,309
MS&AD Insurance Group Holdings, Inc.	24,200	552,233
Principal Financial Group, Inc.	36,247	1,163,891
Prudential Financial, Inc.	37,177	2,289,360
Prudential PLC	349,752	3,960,825

Security	Shares	Value
Resolution, Ltd.	95,702	$453,823
RSA Insurance Group PLC	678,764	1,430,115
SCOR SE	63,370	1,727,676
Sony Financial Holdings, Inc.	27,200	538,957
Standard Life PLC	479,801	1,589,747
Swiss Life Holding, Ltd.(1)	5,941	980,088
Swiss Reinsurance Co., Ltd.	33,066	1,884,341
T&D Holdings, Inc.	27,300	672,629
Tryg A/S	15,498	910,011

		$55,012,201

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	61,374	$11,055,299
Liberty Media Corp. - Interactive, Class A(1)	33,681	540,243
Priceline.com, Inc.(1)	11,209	5,676,686

		$17,272,228

Internet Software & Services — 2.9%
Baidu, Inc. ADR(1)	53,449	$7,365,807
eBay, Inc.(1)	206,059	6,396,071
Google, Inc., Class A(1)	34,412	20,172,659
Monster Worldwide, Inc.(1)	36,048	573,163
United Internet AG	44,534	800,344
VeriSign, Inc.	98,783	3,576,932
Yahoo! Inc.(1)	143,296	2,385,878

		$41,270,854

IT Services — 2.1%
CapGemini SA	56,171	$3,261,463
Cognizant Technology Solutions Corp., Class A(1)	77,532	6,311,105
Fidelity National Information Services, Inc.	51,873	1,695,728
Infosys Technologies, Ltd. ADR	53,234	3,816,878
International Business Machines Corp.	62,600	10,208,182
MasterCard, Inc., Class A	5,904	1,486,155
Nomura Research Institute, Ltd.	6,800	150,204
NTT Data Corp.	581	1,794,031
Obic Co., Ltd.	730	139,127
Otsuka Corp.	2,600	167,326
Western Union Co.	55,901	1,161,064

		$30,191,263

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	21,651	$1,014,133
Nikon Corp.	63,000	1,299,274
Sankyo Co., Ltd.	4,300	220,233

		$2,533,640

Life Sciences Tools & Services — 0.3%
Illumina, Inc.(1)	30,602	$2,144,282
PerkinElmer, Inc.	27,425	720,455
Thermo Fisher Scientific, Inc.(1)	17,359	964,292

		$3,829,029

Machinery — 2.4%
AGCO Corp.(1)	23,446	$1,288,827
Caterpillar, Inc.	35,948	4,002,810
Dover Corp.	15,298	1,005,691
Eaton Corp.	45,472	2,520,968
Ebara Corp.	104,000	554,829
Fanuc, Ltd.	52,827	7,985,165
Hitachi Construction Machinery Co., Ltd.	66,900	1,674,792
IHI Corp.	213,000	519,150
Japan Steel Works, Ltd.	78,000	610,505

Security	Shares	Value
Joy Global, Inc.	19,362	$1,913,159
Kawasaki Heavy Industries, Ltd.	107,000	471,298
Komatsu, Ltd.	67,800	2,300,158
Kurita Water Industries, Ltd.	7,400	218,758
Makita Corp.	6,700	311,662
MAN AG	10,039	1,249,081
Meidensha Corp.	97,000	431,895
Minebea Co., Ltd.	67,127	370,480
NTN Corp.	132,000	633,307
Pall Corp.	30,660	1,766,323
Parker Hannifin Corp.	29,259	2,770,242
SMC Corp.	1,900	312,726
Snap-On, Inc.	15,120	908,107
Sumitomo Heavy Industries, Ltd.	119,000	775,134
Titan International, Inc.	13,412	356,893

		$34,951,960

Marine — 0.1%
Kawasaki Kisen Kaisha, Ltd.	174,000	$642,882
Mitsui O.S.K. Lines, Ltd.	83,000	478,590

		$1,121,472

Media — 2.5%
British Sky Broadcasting Group PLC	447,757	$5,925,904
Comcast Corp., Class A	367,504	9,084,699
DIRECTV, Class A(1)	89,322	4,180,269
Focus Media Holding, Ltd. ADR(1)	10,518	322,587
Hakuhodo DY Holdings, Inc.	9,590	505,596
JC Decaux SA(1)	44,715	1,499,616
McGraw-Hill Cos., Inc. (The)	27,142	1,069,395
Omnicom Group, Inc.	54,629	2,680,099
Virgin Media, Inc.	100,424	2,790,783
Walt Disney Co. (The)	174,880	7,535,579
Wolters Kluwer NV	45,032	1,053,118

		$36,647,645

Metals & Mining — 3.2%
AK Steel Holding Corp.	20,960	$330,749
Alcoa, Inc.	118,506	2,091,631
Anglo American PLC	100,152	5,146,319
Aperam	10,013	402,298
ArcelorMittal	192,366	6,954,782
BHP Billiton PLC	189,390	7,498,177
Boliden AB	86,800	1,867,449
Cliffs Natural Resources, Inc.	9,184	902,604
Dowa Holdings Co., Ltd.	105,000	653,866
JFE Holdings, Inc.	8,900	260,588
Kobe Steel, Ltd.	216,000	559,240
Mitsubishi Materials Corp.	80,000	270,975
Newmont Mining Corp.	30,985	1,691,161
Pacific Metals Co., Ltd.	62,000	459,086
Rio Tinto PLC	128,971	9,118,023
Sumitomo Metal Industries, Ltd.	112,000	250,376
Sumitomo Metal Mining Co., Ltd.	66,000	1,134,596
United States Steel Corp.	27,078	1,460,587
Xstrata PLC	195,335	4,557,469

		$45,609,976

Multi-Utilities — 1.7%
Centrica PLC	498,444	$2,599,289
CMS Energy Corp.	175,140	3,439,750
Consolidated Edison, Inc.	38,721	1,963,929
Dominion Resources, Inc.	42,535	1,901,314

Security	Shares	Value
GDF Suez	222,427	$9,070,911
NiSource, Inc.	42,420	813,616
Public Service Enterprise Group, Inc.	116,940	3,684,779
RWE AG, PFC Shares	10,079	612,067

		$24,085,655

Multiline Retail — 0.8%
H2O Retailing Corp.	29,000	$196,322
Isetan Mitsukoshi Holdings, Ltd.	71,332	642,911
Kohl’s Corp.	44,325	2,350,998
Marks & Spencer Group PLC	432,844	2,336,504
Nordstrom, Inc.	19,173	860,484
PPR SA	7,380	1,130,312
Sears Holdings Corp.(1)	12,813	1,058,994
Target Corp.	70,056	3,503,501

		$12,080,026

Office Electronics — 0.5%
Brother Industries, Ltd.	22,000	$323,032
Canon, Inc.	78,200	3,363,363
Konica Minolta Holdings, Inc.	70,500	592,487
Ricoh Co., Ltd.	59,000	694,665
Xerox Corp.	208,743	2,223,113

		$7,196,660

Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	35,234	$2,886,369
BP PLC	1,728,070	12,696,271
Chesapeake Energy Corp.	11,230	376,430
Chevron Corp.	95,020	10,207,998
ConocoPhillips	102,909	8,218,313
Devon Energy Corp.	8,417	772,428
El Paso Corp.	56,715	1,020,870
ENI SpA	332,108	8,149,066
Exxon Mobil Corp.	233,306	19,628,034
Hess Corp.	20,723	1,765,807
Idemitsu Kosan Co., Ltd.	3,100	362,275
Japan Petroleum Exploration Co.	3,900	194,979
Petrohawk Energy Corp.(1)	38,373	941,673
Royal Dutch Shell PLC, Class A	338,811	12,289,819
Royal Dutch Shell PLC, Class B	292,028	10,604,714
Southwestern Energy Co.(1)	24,167	1,038,456
Suncor Energy, Inc.	23,244	1,042,261
Total SA	268,726	16,374,418
Williams Cos., Inc.	118,494	3,694,643

		$112,264,824

Paper & Forest Products — 0.1%
International Paper Co.	12,829	$387,179
OJI Paper Co., Ltd.	76,000	360,948

		$748,127

Personal Products — 0.1%
Kao Corp.	69,654	$1,738,013
USANA Health Sciences, Inc.(1)	7,218	249,093

		$1,987,106

Pharmaceuticals — 6.7%
Abbott Laboratories	115,361	$5,658,457
Allergan, Inc.	27,084	1,923,506
Astellas Pharma, Inc.	58,400	2,162,722
AstraZeneca PLC	135,442	6,222,557
Bayer AG	25,635	1,980,633

Security	Shares	Value
Chugai Pharmaceutical Co., Ltd.	52,900	$909,878
Daiichi Sankyo Co., Ltd.	62,300	1,202,778
Eisai Co., Ltd.	59,846	2,148,071
Eli Lilly & Co.	31,198	1,097,234
GlaxoSmithKline PLC	541,207	10,312,516
Hisamitsu Pharmaceutical Co., Inc.	4,800	193,509
Johnson & Johnson	119,421	7,075,694
Medicines Co.(1)	28,661	466,888
Merck & Co., Inc.	177,326	5,853,531
Mitsubishi Tanabe Pharma Corp.	10,000	162,154
Novartis AG	240,605	13,028,989
Ono Pharmaceutical Co., Ltd.	5,000	246,358
Pfizer, Inc.	496,812	10,090,252
Roche Holding AG	75,396	10,763,934
Sanofi-Aventis	130,640	9,154,542
Shionogi & Co., Ltd.	56,000	955,385
Takeda Pharmaceutical Co., Ltd.	39,731	1,853,675
Watson Pharmaceuticals, Inc.(1)	48,108	2,694,529

		$96,157,792

Professional Services — 0.4%
Equifax, Inc.	15,217	$591,180
Manpower, Inc.	24,829	1,561,248
Randstad Holding NV(1)	24,548	1,366,499
Robert Half International, Inc.	59,863	1,831,808

		$5,350,735

Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	19,158	$2,300,493
British Land Co. PLC	195,831	1,735,635
Capital Shopping Centres Group PLC	189,600	1,164,722
Japan Real Estate Investment Corp.	37	350,530
Japan Retail Fund Investment Corp.	200	313,607
Nippon Building Fund, Inc.	40	389,922
Simon Property Group, Inc.	32,545	3,487,522

		$9,742,431

Real Estate Management & Development — 0.2%
Capital & Counties Properties PLC	189,600	$512,503
Daito Trust Construction Co., Ltd.	6,300	433,347
Heiwa Real Estate Co., Ltd.	324,000	747,915
Nomura Real Estate Holdings, Inc.	27,400	415,178
NTT Urban Development Corp.	443	371,369

		$2,480,312

Road & Rail — 0.5%
Central Japan Railway Co.	55	$435,995
CSX Corp.	38,338	3,013,367
East Japan Railway Co.	12,600	699,665
Kansas City Southern(1)	19,740	1,074,843
Keio Corp.	139,000	830,629
Kintetsu Corp.	105,000	337,236
Ryder System, Inc.	14,154	716,192
Tobu Railway Co., Ltd.	135,000	551,554

		$7,659,481

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	43,780	$376,508
Advantest Corp.	111,000	1,998,548
Applied Materials, Inc.	313,048	4,889,810
Atheros Communications, Inc.(1)	60,993	2,723,337
Broadcom Corp., Class A	124,725	4,911,670
Cirrus Logic, Inc.(1)	62,702	1,318,623

Security	Shares	Value
Cree, Inc.(1)	28,924	$1,335,132
Cypress Semiconductor Corp.(1)	217,447	4,214,123
Intel Corp.	608,627	12,276,007
MEMC Electronic Materials, Inc.(1)	57,209	741,429
ON Semiconductor Corp.(1)	53,708	530,098
Shinko Electric Industries Co., Ltd.	17,200	176,441
Sumco Corp.(1)	14,600	293,615
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,231	1,111,194
Tessera Technologies, Inc.(1)	21,221	387,495
Tokyo Electron, Ltd.	53,500	2,949,639

		$40,233,669

Software — 3.9%
BMC Software, Inc.(1)	31,383	$1,560,990
Citrix Systems, Inc.(1)	46,346	3,404,577
Compuware Corp.(1)	52,384	605,035
Concur Technologies, Inc.(1)	56,008	3,105,644
Konami Corp.	62,100	1,147,441
Microsoft Corp.	912,683	23,145,641
Oracle Corp.	529,690	17,675,755
Symantec Corp.(1)	199,867	3,705,534
TiVo, Inc.(1)	17,135	150,103
Trend Micro, Inc.	57,397	1,528,581

		$56,029,301

Specialty Retail — 1.5%
Abercrombie & Fitch Co., Class A	10,682	$627,033
American Eagle Outfitters, Inc.	42,783	679,822
Best Buy Co., Inc.	47,984	1,378,101
Fast Retailing Co., Ltd.	50,400	6,309,599
Gap, Inc. (The)	73,351	1,662,134
Home Depot, Inc.	62,734	2,324,922
Limited Brands, Inc.	33,514	1,101,940
Office Depot, Inc.(1)	190,264	880,922
Shimamura Co., Ltd.	2,400	211,246
Staples, Inc.	222,003	4,311,298
Tiffany & Co.	26,337	1,618,145
USS Co., Ltd.	2,720	211,703
Yamada Denki Co., Ltd.	4,360	293,002

		$21,609,867

Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG	18,804	$1,182,242
Asics Corp.	20,000	267,926
Christian Dior SA	10,660	1,501,679
Coach, Inc.	16,626	865,217
Hanesbrands, Inc.(1)	30,207	816,797
NIKE, Inc., Class B	30,110	2,279,327
Nisshinbo Holdings, Inc.	82,000	796,206
Onward Holdings Co., Ltd.	30,000	222,758
Swatch Group AG, Class B	3,924	1,731,500

		$9,663,652

Tobacco — 1.8%
Altria Group, Inc.	43,018	$1,119,759
British American Tobacco PLC	275,025	11,027,833
Imperial Tobacco Group PLC	177,291	5,470,547
Japan Tobacco, Inc.	409	1,478,691
Philip Morris International, Inc.	113,533	7,451,171

		$26,548,001

Security	Shares	Value
Trading Companies & Distributors — 0.4%
Marubeni Corp.	147,000	$1,056,458
Mitsubishi Corp.	77,500	2,148,951
Sumitomo Corp.	96,700	1,381,962
Wolseley PLC(1)	51,754	1,742,245

		$6,329,616

Transportation Infrastructure — 0.1%
ADP	13,565	$1,249,422
Kamigumi Co., Ltd.	46,000	392,555

		$1,641,977

Wireless Telecommunication Services — 2.0%
American Tower Corp., Class A(1)	19,546	$1,012,874
KDDI Corp.	537	3,320,096
MetroPCS Communications, Inc.(1)	31,693	514,694
Millicom International Cellular SA	18,027	1,733,657
Rogers Communications, Inc., Class B	46,378	1,688,159
Softbank Corp.	149,098	5,940,707
Vodafone Group PLC	5,349,088	15,243,868

		$29,454,055

Total Common Stocks — 100.8% (identified cost $1,205,102,525)		$1,448,514,378

Call Options Written — (1.5)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	10,950	EUR	2,900	4/15/11	$(837,213)
Dow Jones Euro Stoxx 50 Index	36,450	EUR	2,950	4/15/11	(1,358,577)
Dow Jones Euro Stoxx 50 Index	11,900	EUR	3,000	4/15/11	(166,117)
FTSE 100 Index	4,200	GBP	5,825	4/15/11	(941,585)
FTSE 100 Index	4,700	GBP	5,900	4/15/11	(661,612)
FTSE 100 Index	8,200	GBP	6,000	4/15/11	(466,982)
NASDAQ 100 Index	1,270		$2,300	4/16/11	(7,416,800)
Nikkei 225 Index	1,125,000	JPY	10,750	4/8/11	(33,812)
S&P 500 Index	520		$1,295	4/16/11	(1,934,400)
S&P 500 Index	1,285		$1,305	4/16/11	(3,675,100)
S&P 500 Index	925		$1,310	4/16/11	(2,349,500)
S&P 500 Index	605		$1,315	4/16/11	(1,318,900)
SMI Index	4,350	CHF	6,300	4/15/11	(484,965)
SMI Index	4,250	CHF	6,350	4/15/11	(322,510)

Total Call Options Written (premiums received $15,326,381)					$(21,968,073)

Other Assets, Less Liabilities — 0.7%					$10,568,174

Net Assets — 100.0%					$1,437,114,479

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	53.4%	$768,061,085
United Kingdom	12.0	171,806,868
Japan	10.1	144,696,877
France	6.4	92,475,304
Germany	5.6	80,893,248
Switzerland	4.5	64,326,317
Spain	2.6	37,003,297
Italy	1.8	25,829,718
Netherlands	1.2	17,346,482
Luxembourg	0.6	9,090,737
Canada	0.6	7,958,959
China	0.5	7,688,394
Finland	0.4	5,211,622
Other Countries, less than 0.3% each	1.1	16,125,470

Total Investments	100.8%	$1,448,514,378

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,206,983,062

Gross unrealized appreciation	$306,464,208
Gross unrealized depreciation	(64,932,892)

Net unrealized appreciation	$241,531,316

Written call options activity for the fiscal year to date ended March 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	1,350,910	$22,312,888
Options written	3,752,520	54,115,678
Options terminated in closing purchase transactions	(3,846,510)	(57,019,809)
Options expired	(42,315)	(4,082,376)

Outstanding, end of period	1,214,605	$15,326,381

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $21,968,073.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$111,759,115	$48,352,524	$—	$160,111,639
Consumer Staples	53,070,280	68,759,928	—	121,830,208
Energy	63,607,201	62,787,750	—	126,394,951
Financials	87,563,094	121,745,130	—	209,308,224
Health Care	90,375,113	66,623,307	—	156,998,420
Industrials	68,008,231	78,962,010	—	146,970,241
Information Technology	286,661,260	38,749,407	—	325,410,667
Materials	17,587,799	63,505,280	—	81,093,079
Telecommunication Services	23,233,309	47,396,223	—	70,629,532
Utilities	16,906,700	32,860,717	—	49,767,417

Total Common Stocks	$818,772,102	$629,742,276 *	$—	$1,448,514,378

Total Investments	$818,772,102	$629,742,276	$—	$1,448,514,378

Liability Description

Call Options Written	$(16,694,700)	$(5,273,373)	$—	$(21,968,073)

Total	$(16,694,700)	$(5,273,373)	$—	$(21,968,073)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011